Income Taxes – Summary of Income Tax Provision (Benefit) (Detail)	12 Months Ended
Dec. 31, 2021 USD ($)
Current
Federal	$ 0
State	0
Deferred
Federal	(124,499)
State	0
Valuation allowance	$ 124,499